Financial Assets at Amortized Cost - Additional Information (Details) £ in Thousands	Dec. 31, 2020 GBP (£)
Six-month Term Deposits | Other than Trade Receivables
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost	£ 10,000